Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount		$ 48.9		$ 38.5
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(28.4)		(20.8)	[1]
Amortizable intangible assets, Net Carrying Amount		20.5		17.7	[1]
Indefinite lived assets, Gross Carrying Amount		133.5		144.2
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System		(62.2)		(47.7)
Indefinite lived assets, Net Carrying Amount		71.3		96.5
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Amortization, 2012		5.6
Amortization, 2013		2.8
Amortization, 2014		2.6
Amortization, 2015		1.9
Amortization, 2016		1.9
In-process Technology [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount		0.9		0.9
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System		0		0
Indefinite lived assets, Net Carrying Amount		0.9		0.9
Power Plant Development Arrangements [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount		132.6		143.3
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System		(62.2)		(47.7)
Indefinite lived assets, Net Carrying Amount		70.4		95.6
Favorable Energy Credits [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period		7 years
Amortizable intangible assets, Gross Carrying Amount		14.2		14.2
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(11.6)		(9.0)
Amortizable intangible assets, Net Carrying Amount		2.6		5.2
Customer Relationships [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period		8 years
Amortizable intangible assets, Gross Carrying Amount		5.5	[1]	5.7	[1]
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(3.1)	[1]	(2.4)
Amortizable intangible assets, Net Carrying Amount		2.4		3.3
Trade Name [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	15 years	15 years
Amortizable intangible assets, Gross Carrying Amount		4.5		4.1
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(1.2)		(0.9)
Amortizable intangible assets, Net Carrying Amount		3.3		3.2
Internally Developed Software [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period		4 years
Amortizable intangible assets, Gross Carrying Amount		1.9		1.3
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(1.9)		(1.3)
Amortizable intangible assets, Net Carrying Amount		0		0
Developed Technology [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	5 years	4 years
Amortizable intangible assets, Gross Carrying Amount		21.6	[1]	12.0	[1]
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(9.4)	[1]	(6.0)
Amortizable intangible assets, Net Carrying Amount		12.2		6.0
Noncompete Agreements [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period		1 year
Amortizable intangible assets, Gross Carrying Amount		1.2		1.2
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System		(1.2)		(1.2)
Amortizable intangible assets, Net Carrying Amount		$ 0		$ 0

[1]	The useful life for in-process technology will be determined once the research and development process is complete and, at that time, amortization of the asset will begin.